S000076417 [Member] Investment Strategy - Wasatch U.S. Select Fund	Sep. 30, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Strategies
Strategy Narrative [Text Block]
The Fund invests primarily in domestic companies of all market capitalizations.
Under normal market conditions, we will invest at least 80% of the Fund’s net assets (plus borrowings for investment purposes) in equity securities of companies of all market capitalizations that are tied economically to the U.S. Equity securities include common stock. We will consider qualifying investments to be in companies that are listed on a U.S. exchange, that have at least 50% of their assets in the U.S., or that, during the issuer’s most recent fiscal year, derived at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed in the U.S. As the Fund may invest in companies of any size, we expect to invest the Fund’s assets across a broad market capitalization range, from micro-capitalization stocks to larger capitalization stocks. However, we may invest a significant portion of the Fund’s assets in small-, mid- and large-cap companies with market capitalizations of between $2 billion and $200 billion at the time of purchase.
We seek companies that we consider to be high-quality and seek to purchase stocks at prices we believe are reasonable relative to our projection of a company’s long-term earnings growth rate. We use a process of “bottom-up” fundamental analysis to look for companies that we believe have above average revenue and earnings growth potential, a sustainable competitive advantage, high quality financials, and experienced management teams. Our analysis may include studying a company’s financial statements, building proprietary financial models, visiting company facilities, and meeting with executive management, suppliers and customers.
The Fund may invest up to 20% of its total assets at the time of purchase in the equity securities of foreign companies (companies that are incorporated in any country outside the U.S. and whose securities principally trade outside the U.S.). Securities issued by companies incorporated outside the U.S. whose securities are principally traded in the U.S. are not defined as foreign companies and are not subject to this limitation.
The Advisor generally may sell a security when the Advisor believes (i) the rationale used to buy the security is no longer valid; (ii) the security becomes overpriced, or (iii) another security has better investment potential.
The Fund may invest a large percentage of its assets (greater than 5%) in a few sectors. As of the date of this Prospectus, these sectors were information technology, industrials, health care, consumer discretionary, and financials.
The Fund is classified as non-diversified, which means it may invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund.

Strategy Portfolio Concentration [Text]	The Fund may invest a large percentage of its assets (greater than 5%) in a few sectors. As of the date of this Prospectus, these sectors were information technology, industrials, health care, consumer discretionary, and financials.